Document and Entity Information	3 Months Ended
Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q1
Trading Symbol	MIME
Entity Registrant Name	Mimecast Ltd
Entity Central Index Key	0001644675
Current Fiscal Year End Date	--03-31